Deferred Income and contract liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accruals and deferred income including contract liabilities [abstract]
Details of Deferred Income and Contract Liabilities

	As of December 31, 2024	As of December 31, 2025

	$ in thousands
Deferred revenues	112,161	96,803
Total deferred income and contract liabilities	112,161	96,803